Cash flow information	12 Months Ended
Jun. 30, 2021
Cash flow information
Cash flow information
27	Cash flow information

27.1 Cash generated from operations

		2021	2020	2019
	Note	£’000	£’000	£’000
(Loss)/profit before income tax		(24,027)	(20,818)	27,476
Adjustments for:
Depreciation	13, 14, 15	14,959	14,756	11,726
Impairment charge	15	—	3,787	1,124
Amortization	16	124,398	126,756	129,154
Profit on disposal of intangible assets	8	(7,381)	(18,384)	(25,799)
Net finance (income)/costs	9	(12,899)	26,039	22,509
Non-cash employee benefit expense - equity-settled share-based payments	28	2,085	818	699
Foreign exchange losses/(gains) on operating activities		874	(816)	(76)
Reclassified from hedging reserve		2,239	12,180	6,250
Changes in working capital:
Inventories		106	(56)	(714)
Prepayments		(282)	6,527	(2,168)
Contract assets – accrued revenue		5,422	(6,434)	(1,514)
Trade receivables(1)		71,695	(83,197)	82,086
Other receivables		(221)	949	(1,081)
Contract liabilities – deferred revenue		(49,407)	(33,167)	5,903
Trade and other payables(1)		5,415	(11,371)	8,034
Provisions		4,802	—	—
Cash generated from operations		137,778	17,569	263,609
(1)	These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:
●	a decrease in changes to trade receivables of £17,210,000 (2020: decrease of £42,742,000; 2019: increase of £7,971,000); and
●	an increase in changes to trade and other payables of £12,652,000 (2020: decrease of £30,784,000; 2019: decrease of £70,732,000).
27.2	Net debt reconciliation

Net debt is defined as non-current and current borrowings minus cash and cash equivalents. Net debt is a financial performance indicator that is used by the Group’s management to monitor liquidity risk. The Group believes that net debt is meaningful for investors as it provides a clear overview of the net indebtedness position of the Group and is used by the Chief Operating Decision Maker in managing the business.

27Cash flow information (continued)

27.2 Net debt reconciliation (continued)

The following tables provide an analysis of net debt and the movements in net debt for each of the periods presented.

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2019	505,779	5,453	(307,637)	203,595
Cash flows	(555)	(19,325)	263,065	243,185
Other changes	14,786	19,477	(6,967)	27,296
Net debt at 30 June 2020	520,010	5,605	(51,539)	474,076
Cash flows	(625)	42,321	(61,351)	(19,655)
Other changes	(54,336)	17,261	2,232	(34,843)
Net debt at 30 June 2021	465,049	65,187	(110,658)	419,578

Other changes largely comprise foreign exchange gains or losses arising on re-translation of the US dollar denominated secured term loan facility and senior secured notes, incurrence and amortization of debt issue costs and the movement on accrued interest on senior secured notes (which will be presented as operating cash flows in the statement of cash flows when paid), partially offset by foreign exchange gain or losses arising on translation of foreign currency denominated cash and cash equivalents.